TWC Holding LLC
TWC Holding Corp.
10825 Kenwood Road
Cincinnati, Ohio 42542

May 11, 2005

VIA EDGAR

Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, D.C.  20549

Re:          TWC Holding LLC and TWC Holding Corp.

Dear Sirs:

TWC Holding LLC (the “Company”) and TWC Holding Corp. (“Holding Corp.” and together with the Company, collectively, the “Issuers”) are filing today a registration statement on Form S-4 (the “Registration Statement”).  Terms used herein and not defined herein shall have the meanings assigned to them in the Registration Statement.  The Issuers are registering the offer to exchange their 13.875% Senior PIK Notes due 2011, Series B (“Exchange Notes”) for any or all outstanding 13.875% Senior PIK Notes due 2011, Series A (“Original Notes”) of the Issuers (the “Exchange Offer”) in reliance on the position of the Staff (the “Staff”) of the Division of Corporation Finance of the Securities and Exchange Commission (the “Commission”) enunciated in Exxon Capital Holdings Corporation (available May 13, 1988) (the “Exxon Capital Letter”) and other interpretative letters to similar effect.

The Issuers will make each person participating in the Exchange Offer aware that if such person is a broker-dealer holding Original Notes acquired for its own account as a result of market-making activities or other trading activities and receives Exchange Notes in exchange for such Original Notes pursuant to the Exchange Offer, such broker-dealer may be a statutory “underwriter” and must acknowledge that it will deliver a prospectus meeting the requirements of the Securities Act of 1933, as amended (the “Securities Act”), in connection with any resale of such Exchange Notes.  By reason of such acknowledgment and prospectus delivery, a broker-dealer will not be deemed to admit that it is an “underwriter” within the meaning of the Securities Act.  The Prospectus included in the Registration Statement, as it may be amended or supplemented from time to time, may be used by a broker-dealer in connection with resales of Exchange Notes received for such Original Notes where such Original Notes were acquired in the manner described above.

The Issuers have not entered into any arrangement or understanding with any person to distribute the Exchange Notes to be received in the Exchange Offer and, to the best of the Issuers’ information and belief, each person participating in the Exchange Offer is acquiring the Exchange Notes in its ordinary course of business and has no arrangement or understanding with any person to participate in the distribution of the Exchange Notes to be received in the Exchange Offer.  In this regard, the Issuers will make each person participating in the Exchange Offer aware that if such person is participating in the Exchange Offer for the purpose of distributing the Exchange Notes to be acquired in the Exchange Offer, such person (i) could not rely on the Staff position enunciated in the Exxon Capital Letter or interpretative letters to similar effect and (ii) must comply with the registration and prospectus delivery requirements of the Securities Act of 1933, as amended, in connection with a secondary resale transaction.  The Issuers acknowledge that such a secondary resale transaction by such persons participating in the Exchange Offer for the purpose of distributing the Exchange Notes should be covered by an effective registration statement containing the selling securityholder information required by Item 507 of Regulation S-K.

The Issuers will include in the Letter of Transmittal to be executed by each person participating in the Exchange Offer a representation to the effect that, by accepting the Exchange Offer, such person represents to the Issuers that it is not engaged in, and does not intend to engage in, a distribution of the Exchange Notes (other than any broker-dealer, who shall represent that it will comply with the registration and prospectus delivery requirements of the Securities Act in connection with any resale of Exchange Notes received in the Exchange Offer).

TWC HOLDING LLC

By:	/s/ Robert B. McKeon
Name: Robert B. McKeon
Title: Authorized Signatory

TWC HOLDING CORP.

By:	/s/ Robert B. McKeon
Name: Robert B. McKeon
Title: Authorized Signatory